First Trust Indxx NextG ETF Investment Objectives and Goals - First Trust Indxx NextG ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Indxx NextG ETF (NXTG)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Indxx NextG ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Indxx 5G & NextG Thematic IndexSM (the “Index”).